Supplementary Oil And Gas Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2025
Extractive Industries [Abstract]
Schedule of Twelve Month Average Benchmark Prices	The Company has used the following 12-month average benchmark prices to determine its 2025 and 2024 reserves for SEC requirements.

	Crude Oil and NGLs						Natural Gas
	WTI	WCS	Canadian Light Sweet	Cromer LSB	Brent	Edmonton C5+	Henry Hub	AECO	BC Westcoast Station 2
	(US$/bbl)	(C$/bbl)	(C$/bbl)	(C$/bbl)	(US$/bbl)	(C$/bbl)	(US$/MMBtu)	(C$/MMBtu)	(C$/MMBtu)
2025	65.68	76.91	87.03	85.79	68.59	90.25	3.70	1.75	1.10
2024	74.88	80.78	96.35	93.44	78.81	98.90	2.37	1.28	0.91

Schedule of Crude Oil, NGL's and Natural Gas Net Proved Reserve Quantities
The following tables summarize the Company's proved and proved developed crude oil and natural gas reserves, net of royalties, as at December 31, 2025, 2024, 2023 and 2022:

	North America
Crude Oil and NGLs (MMbbl) (1)	Synthetic Crude Oil	Bitumen (2)	Crude Oil	NGLs	North America Total	North Sea	Offshore Africa	Total
Net Proved Reserves
Reserves, December 31, 2022	5,390	2,546	321	375	8,632	11	57	8,700
Extensions and discoveries	162	67	14	37	280	—	—	280
Improved recovery	28	9	7	30	75	—	—	75
Purchases of reserves in place	—	—	—	—	—	—	—	—
Sales of reserves in place	—	—	—	(1)	(1)	—	—	(1)
Production	(141)	(102)	(27)	(20)	(289)	(5)	(4)	(298)
Economic revisions due to prices (3)	333	123	10	18	484	—	1	485
Revisions of prior estimates	68	26	(2)	3	94	3	1	98
Reserves, December 31, 2023	5,840	2,669	325	442	9,276	9	54	9,339
Extensions and discoveries	—	62	13	18	93	—	—	93
Improved recovery	1	7	2	10	21	—	—	21
Purchases of reserves in place	701	1	7	131	839	—	—	839
Sales of reserves in place	—	—	(1)	(2)	(2)	—	—	(2)
Production	(141)	(101)	(26)	(23)	(291)	(4)	(4)	(299)
Economic revisions due to prices (3)	(106)	(38)	—	(34)	(180)	—	—	(179)
Revisions of prior estimates	18	77	37	4	136	1	(2)	136
Reserves, December 31, 2024	6,313	2,676	356	547	9,892	6	48	9,947
Extensions and discoveries	—	58	13	7	78	—	—	78
Improved recovery	1	21	4	32	58	—	—	58
Purchases of reserves in place	—	336	57	55	448	—	—	448
Sales of reserves in place	—	—	—	—	—	—	—	—
Production	(167)	(112)	(31)	(35)	(345)	(3)	(1)	(349)
Economic revisions due to prices (3)	17	155	10	62	244	—	1	246
Revisions of prior estimates	(261)	309	10	(9)	50	(3)	(9)	38
Reserves, December 31, 2025	5,903	3,443	420	660	10,425	—	40	10,465
Net Proved Developed Reserves
December 31, 2022	5,389	582	238	121	6,330	5	34	6,369
December 31, 2023	5,804	610	225	112	6,752	6	30	6,787
December 31, 2024	6,268	629	232	127	7,256	6	25	7,288
December 31, 2025	5,855	1,326	258	183	7,622	—	25	7,647
(1)Information in the reserves data tables may not add due to rounding.
(2)Bitumen as defined by the SEC, "is petroleum in a solid or semi-solid state in natural deposits with a viscosity greater than 10,000 centipoise measured at original temperature in the deposit and atmospheric pressure, on a gas free basis." Under this definition, all the Company's thermal bitumen, mining bitumen and primary heavy crude oil reserves have been classified as bitumen.
(3)Includes changes due to commodity price and resulting royalty volumes.

Natural Gas (Bcf) (1)	North America	North Sea	Offshore Africa	Total
Net Proved Reserves
Reserves, December 31, 2022	12,217	4	25	12,246
Extensions and discoveries	1,185	—	—	1,185
Improved recovery	603	—	—	603
Purchases of reserves in place	—	—	—	—
Sales of reserves in place	(6)	—	—	(6)
Production	(750)	(1)	(4)	(755)
Economic revisions due to prices (2)	87	—	1	88
Revisions of prior estimates	57	(1)	1	58
Reserves, December 31, 2023	13,393	3	23	13,419
Extensions and discoveries	202	—	—	202
Improved recovery	152	—	—	152
Purchases of reserves in place	1,090	—	—	1,090
Sales of reserves in place	(44)	—	—	(44)
Production	(765)	(1)	(3)	(769)
Economic revisions due to prices (2)	(3,860)	—	—	(3,860)
Revisions of prior estimates	988	1	(2)	987
Reserves, December 31, 2024	11,155	3	18	11,177
Extensions and discoveries	105	—	—	105
Improved recovery	180	—	—	180
Purchases of reserves in place	799	—	—	799
Sales of reserves in place	—	—	—	—
Production	(900)	(1)	(2)	(903)
Economic revisions due to prices (2)	1,667	—	—	1,667
Revisions of prior estimates	700	(2)	(10)	688
Reserves, December 31, 2025	13,706	—	6	13,712
Net Proved Developed Reserves
December 31, 2022	4,956	1	19	4,975
December 31, 2023	4,029	1	10	4,040
December 31, 2024	3,347	3	7	3,357
December 31, 2025	4,455	—	2	4,457
(1)Information in the reserves data tables may not add due to rounding.
(2)Includes changes due to commodity price and resulting royalty volumes.

Schedule of Capitalized Costs Relating To Oil And Gas Producing Activities Disclosure
Capitalized Costs Related to Crude Oil and Natural Gas Activities

	2025
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$153,466	$9,270	$5,316	$168,052
Unproved properties	2,651	—	—	2,651
	156,117	9,270	5,316	170,703
Less: accumulated depletion and depreciation	(77,557)	(9,270)	(4,035)	(90,862)
Net capitalized costs	$78,560	$—	$1,281	$79,841

	2024
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$146,309	$9,731	$5,023	$161,063
Unproved properties	2,478	—	48	2,526
	148,787	9,731	5,071	163,589
Less: accumulated depletion and depreciation	(74,775)	(9,392)	(3,885)	(88,052)
Net capitalized costs	$74,012	$339	$1,186	$75,537

	2023
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$132,858	$8,606	$4,409	$145,873
Unproved properties	2,108	—	100	2,208
	134,966	8,606	4,509	148,081
Less: accumulated depletion and depreciation	(69,945)	(8,382)	(3,358)	(81,685)
Net capitalized costs	$65,021	$224	$1,151	$66,396

Disclosure of Detailed Information About Costs Incurred In Crude Oil And Natural Gas Activities
Costs Incurred in Crude Oil and Natural Gas Activities

	2025
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$3,534	$—	$—	$3,534
Unproved	172	—	—	172
Exploration	36	—	(46)	(10)
Development	4,938	1,223	547	6,708
Costs incurred	$8,680	$1,223	$501	$10,404

	2024
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$8,901	$—	$—	$8,901
Unproved	320	—	—	320
Exploration	102	—	(56)	46
Development	5,543	352	205	6,100
Costs incurred	$14,866	$352	$149	$15,367

	2023
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$—	$—	$—	$—
Unproved	—	—	—	—
Exploration	43	—	3	46
Development	5,039	558	187	5,784
Costs incurred	$5,082	$558	$190	$5,830

Disclosure Of Detailed Information About Results Of Operations From Crude Oil And Natural Gas Activities
The Company's results of operations from crude oil and natural gas producing activities for the years ended December 31, 2025, 2024, and 2023 are summarized in the following tables:

	2025
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$29,490	$339	$187	$30,016
Production	(8,260)	(469)	(79)	(8,808)
Transportation	(2,716)	(10)	—	(2,726)
Depletion, depreciation and amortization	(7,362)	(1,573)	(432)	(9,367)
Asset retirement obligation accretion	(307)	(64)	(9)	(380)
Petroleum revenue tax recovery	—	561	—	561
Income tax	(2,509)	486	83	(1,940)
Results of operations	$8,336	$(730)	$(250)	$7,356

	2024
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$26,501	$478	$458	$27,437
Production	(7,170)	(440)	(109)	(7,719)
Transportation	(2,038)	(10)	(1)	(2,049)
Depletion, depreciation and amortization	(6,089)	(279)	(297)	(6,665)
Asset retirement obligation accretion	(315)	(65)	(9)	(389)
Petroleum revenue tax recovery	—	232	—	232
Income tax	(2,526)	34	(12)	(2,504)
Results of operations	$8,363	$(50)	$30	$8,343

	2023
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$26,773	$442	$581	$27,796
Production	(7,606)	(342)	(141)	(8,089)
Transportation	(1,550)	(7)	(1)	(1,558)
Depletion, depreciation and amortization	(5,690)	(494)	(213)	(6,397)
Asset retirement obligation accretion	(312)	(46)	(8)	(366)
Petroleum revenue tax recovery	—	273	—	273
Income tax	(2,700)	70	(54)	(2,684)
Results of operations	$8,915	$(104)	$164	$8,975

Oil and Gas, Standardized Measure, Discounted Future Net Cash Flow	The following tables summarize the Company's future net cash flows relating to proved crude oil and natural gas reserves based on the standardized measure as prescribed in FASB Topic 932 - "Extractive Activities - Oil and Gas":

	2025
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$833,999	$—	$3,742	$837,741
Future production costs	(296,918)	—	(997)	(297,915)
Future development costs and asset retirement obligations	(94,826)	—	(1,052)	(95,878)
Future income taxes	(97,315)	—	(233)	(97,548)
Future net cash flows	344,940	—	1,460	346,400
10% annual discount for timing of future cash flows	(240,827)	—	(585)	(241,412)
Standardized measure of future net cash flows (1)	$104,113	$—	$875	$104,988
(1)In 2025, the Company determined its North Sea reporting jurisdiction was no longer economic and de-booked all related reserves. With no proved reserves remaining, the table no longer includes future net cash flows or its components. Results from operations, income taxes, and asset retirement obligations will continue to be reported in the Company's consolidated financial statements.

	2024
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$876,917	$722	$5,329	$882,968
Future production costs	(286,440)	(414)	(1,661)	(288,515)
Future development costs and asset retirement obligations	(92,455)	(1,970)	(1,804)	(96,229)
Future income taxes	(111,073)	1,144	(413)	(110,342)
Future net cash flows	386,949	(518)	1,451	387,882
10% annual discount for timing of future cash flows	(275,139)	136	(721)	(275,724)
Standardized measure of future net cash flows (1)	$111,810	$(382)	$730	$112,158
(1)Includes abandonment cost estimates for the Ninian field.

	2023
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$863,544	$1,067	$6,144	$870,755
Future production costs	(276,498)	(636)	(1,880)	(279,014)
Future development costs and asset retirement obligations	(86,615)	(1,873)	(1,927)	(90,415)
Future income taxes	(113,516)	967	(508)	(113,057)
Future net cash flows	386,915	(475)	1,829	388,269
10% annual discount for timing of future cash flows	(278,814)	168	(887)	(279,533)
Standardized measure of future net cash flows (1)	$108,101	$(307)	$942	$108,736
(1)Includes abandonment cost estimates for the Ninian field.

Oil and Gas, Change in Standardized Measure, Discounted Future Net Cash Flow
The principal sources of change in the standardized measure of discounted future net cash flows are summarized in the following table:

(millions of Canadian dollars)	2025	2024	2023
Sales of crude oil and natural gas produced, net of production costs	$(18,544)	$(17,672)	$(18,174)
Net changes in sales prices and production costs	(19,233)	(11,189)	(47,145)
Extensions, discoveries and improved recovery	3,104	2,576	8,196
Changes in estimated future development costs	(890)	(2,101)	(1,511)
Purchases of proved reserves in place	5,971	15,463	—
Sales of proved reserves in place	—	(63)	(47)
Revisions of previous reserve estimates	5,322	(485)	6,647
Accretion of discount	14,369	14,059	17,769
Changes in production timing and other	671	2,507	(2,831)
Net change in income taxes	2,060	327	8,834
Net change	(7,170)	3,422	(28,262)
Balance – beginning of year	112,158	108,736	136,998
Balance – end of year	$104,988	$112,158	$108,736